Post-employment benefits - Changes in the effect of the asset ceiling (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefits - Text Details (Detail) [Line Items]
Interest expense (income), net defined benefit liability (asset)	€ 23	€ 37	€ 48
Effect of asset ceiling [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset)			€ 105
Interest expense (income), net defined benefit liability (asset)		4
Gain (loss) on changes in effect of limiting net defined benefit asset to asset ceiling, net defined benefit liability (asset)		(100)
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		€ (9)